Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-2020 [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	644,949
- Granted			646,149
- Settled	(193,564)
- Expired	(75,833)		(1,200)
Amount at end of year	375,552		644,949
Expense recognized during the year | $	$ 142		$ 69
Fair value of shares on grant date (in U.S.dollars) | $ / shares		$ 20.26		$ 20.26